Fair Value Measurements - Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair value, measurements, recurring [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	¥ 293,257	¥ 432,259
Net income (loss)	33,386	(62,873)
Other comprehensive income (loss)	17,978	(40,717)
Purchases and issuances	866,955	45,902
Sales and settlements	(12,200)	(10,245)
Transfer to (from) Level 3	(1,452)	(81,009)
Others	33,749	9,939
Balance at end of year	1,231,673	293,257
Unrealized gains or losses included in profit or loss on assets held at March 31	33,376	(87,741)
Total	33,376	(87,741)
Public and corporate bonds [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	30,111	31,170
Net income (loss)	35	(8)
Purchases and issuances	9,692	9,572
Sales and settlements	(7,399)	(9,210)
Transfer to (from) Level 3	(1,452)	(3,125)
Others	659	1,711
Balance at end of year	31,646	30,111
Unrealized gains or losses included in profit or loss on assets held at March 31	25	(76)
Total	25	(76)
Stocks [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	238,346	401,089
Net income (loss)	8,074	(87,665)
Other comprehensive income (loss)	17,978	(40,717)
Purchases and issuances	857,263	36,330
Sales and settlements	(4,801)	(1,035)
Transfer to (from) Level 3		(77,884)
Others	31,371	8,228
Balance at end of year	1,148,232	238,346
Unrealized gains or losses included in profit or loss on assets held at March 31	8,074	(87,665)
Total	8,074	(87,665)
Derivative financial instruments [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	24,800
Net income (loss)	25,277	24,800
Others	1,718
Balance at end of year	51,795	¥ 24,800
Unrealized gains or losses included in profit or loss on assets held at March 31	25,277
Total	¥ 25,277